                                  1998 ANNUAL

                                     REPORT
                                  ...........


                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C

PERIOD ENDED DECEMBER 31, 1998                                     [KEMPER LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS OF
KEMPER INVESTORS LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF VARIABLE ANNUITY ACCOUNT C

  In our opinion, the accompanying combined statements of assets and liabilities and contract owners' equity and the related combined statements of operations and statements of changes in contract owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company Variable Annuity Account C (the "Company") at December 31, 1998 and the combined results of its operations for the year then ended and the combined changes in its contract owners' equity for the years ended December 31, 1998 and 1997 in conformity with the generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluations of the overall financial statement presentation. Our procedures included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

February 19, 1999

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES
AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 1998
(IN THOUSANDS)

                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
Investments, at current value                                 $21,984               7,581
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               21,984               7,581
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk charges                               18                   6
  Other                                                             7                   1
--------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                              25                   7
--------------------------------------------------------------------------------------------
Contract owners' equity                                       $21,959               7,574
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------
Excess of payments for units redeemed over proceeds from
units sold                                                    $(70,774)           (11,669)
Accumulated net investment income                              87,436              15,950
Accumulated net realized gain (loss) on sales of investments    3,937               2,343
Unrealized appreciation (depreciation) of investments           1,360                 950
--------------------------------------------------------------------------------------------
    Contract owners' equity                                   $21,959               7,574
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS


                    KEMPER INCOME                                      KEMPER        KEMPER U.S.
       KEMPER        AND CAPITAL       ZURICH          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
        5,491             869            5,274          1,560             218             991
-------------------------------------------------------------------------------------------------
        5,491             869            5,274          1,560             218             991
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

            5               1                4              1              --               1
            1              --                5             --              --              --
-------------------------------------------------------------------------------------------------
            6               1                9              1              --               1
-------------------------------------------------------------------------------------------------
        5,485             868            5,265          1,559             218             990
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

       (7,658)         (2,797)         (38,716)        (4,289)           (446)         (5,199)
       10,780           3,504           43,981          5,820           1,435           5,966
        1,935             122               --             68            (745)            214
          428              39               --            (40)            (26)              9
-------------------------------------------------------------------------------------------------
        5,485             868            5,265          1,559             218             990
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)


                                                                                  KEMPER
                                                                               TOTAL RETURN
                                                              COMBINED         FUND DIVISION
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
============================================================================================
Dividend and capital gain distributions                        $1,260                665
--------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk charges                              207                 78
  Maintenance fee                                                  10                  3
--------------------------------------------------------------------------------------------
    Total expenses                                                217                 81
--------------------------------------------------------------------------------------------
Net investment income (loss)                                    1,043                584
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments                781                467
  Change in unrealized appreciation (depreciation) of
  investments                                                     304                 37
--------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments      1,085                504
--------------------------------------------------------------------------------------------
NET INCREASE IN CONTRACT OWNERS' EQUITY RESULTING FROM
  OPERATIONS                                                   $2,128              1,088
--------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

                       KEMPER
                     INCOME AND                                        KEMPER        KEMPER U.S.
       KEMPER          CAPITAL         ZURICH          KEMPER        DIVERSIFIED     GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
=================================================================================================
           23             53             271             164              18              66
-------------------------------------------------------------------------------------------------
           59              9              37              17               2               5
            2             --               4               1              --              --
-------------------------------------------------------------------------------------------------
           61              9              41              18               2               5
-------------------------------------------------------------------------------------------------
          (38)            44             230             146              16              61
-------------------------------------------------------------------------------------------------
          269              4              --              41              (2)              2
          442              8              --            (176)             (8)              1
-------------------------------------------------------------------------------------------------
          711             12              --            (135)            (10)              3
-------------------------------------------------------------------------------------------------
          673             56             230              11               6              64
-------------------------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
(IN THOUSANDS)

                                                                         COMBINED
                                                              ------------------------------
                                                               1998                    1997
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                       $ 1,043                  2,437
  Net realized gain (loss) on sales of investments                781                    937
  Change in unrealized appreciation (depreciation) of
  investments                                                     304                   (548)
--------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                  2,128                  2,826
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ACCOUNT UNIT TRANSACTIONS
--------------------------------------------------------------------------------------------
  Proceeds from units sold                                        117                    282
  Net transfers (to) from affiliate or divisions                   74                     89
  Payments for units redeemed                                  (3,341)                (5,179)
--------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                         (3,150)                (4,808)
--------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity     (1,022)                (1,982)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------
  Beginning of period                                          22,981                 24,963
--------------------------------------------------------------------------------------------
  End of period                                               $21,959                 22,981
--------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
(CONTINUED)

                                                                     ZURICH MONEY MARKET
                                                                        FUND DIVISION
                                                                -----------------------------
                                                                 1998                   1997
---------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income                                         $  230                    216
  Net realized gain (loss) on sales of investments                  --                     --
  Change in unrealized appreciation (depreciation) of
  investments                                                       --                     --
---------------------------------------------------------------------------------------------
    Net increase in contract owners' equity resulting from
    operations                                                     230                    216
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
---------------------------------------------------------------------------------------------
  Proceeds from units sold                                          22                    130
  Net transfers (to) from affiliate or divisions                   459                    (70)
  Payments for units redeemed                                     (667)                  (877)
---------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
     unit transactions                                            (186)                  (817)
---------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity          44                   (601)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
---------------------------------------------------------------------------------------------
  Beginning of period                                            5,221                  5,822
---------------------------------------------------------------------------------------------
  End of period                                                 $5,265                  5,221
---------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

COMBINED FINANCIAL STATEMENTS

KEMPER TOTAL RETURN   KEMPER GROWTH    KEMPER INCOME AND CAPITAL
   FUND DIVISION      FUND DIVISION    PRESERVATION FUND DIVISION
-------------------   --------------   --------------------------
     1998     1997    1998     1997       1998           1997
-----------------------------------------------------------------
-----------------------------------------------------------------
=================================================================
       584    1,213     (38)     715        44             57
       467      499     269      406         4             13
        37     (332)    442     (259)        8              2
-----------------------------------------------------------------
     1,088    1,380     673      862        56             72
-----------------------------------------------------------------
-----------------------------------------------------------------
-----------------------------------------------------------------
-----------------------------------------------------------------
        50       63      32       59         1              2
      (194)    (105)     24      452       (15)          (103)
    (1,377)  (1,650)   (861)  (1,646)      (55)          (205)
-----------------------------------------------------------------
    (1,521)  (1,692)   (805)  (1,135)      (69)          (306)
-----------------------------------------------------------------
      (433)    (312)   (132)    (273)      (13)          (234)
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
     8,007    8,319   5,617    5,890       881          1,115
-----------------------------------------------------------------
     7,574    8,007   5,485    5,617       868            881
-----------------------------------------------------------------

KEMPER HIGH YIELD   KEMPER DIVERSIFIED INCOME    KEMPER U.S. GOVERNMENT
  FUND DIVISION           FUND DIVISION         SECURITIES FUND DIVISION
-----------------   -------------------------   ------------------------
    1998    1997       1998          1997          1998          1997
------------------------------------------------------------------------
------------------------------------------------------------------------
      146     151        16            14             61           71
       41      28        (2)           (2)             2           (7)
     (176)     16        (8)            3              1           22
------------------------------------------------------------------------
       11     195         6            15             64           86
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
       15      14        --             7             (3)           7
     (189)     16        --            --            (11)        (101)
     (253)   (211)       (9)          (18)          (119)        (572)
------------------------------------------------------------------------
     (427)   (181)       (9)          (11)          (133)        (666)
------------------------------------------------------------------------
     (416)     14        (3)            4            (69)        (580)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
    1,975   1,961       221           217          1,059        1,639
------------------------------------------------------------------------
    1,559   1,975       218           221            990        1,059
------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS

KEMPER INVESTORS LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
1    GENERAL INFORMATION     ORGANIZATION. Kemper Investors Life Insurance
     AND SIGNIFICANT         Company Variable Annuity Account C (the "Separate
     ACCOUNTING POLICIES     Account") is a unit investment trust registered
                             under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial
                             Services ("ZFS"). ZFS was formed with the September
                             7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries.
                             ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former
                             Zurich Group, is listed on the Swiss Market Index
                             (SMI) replacing Zurich. Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper or Zurich Fund ("Fund"). Each Fund is an open-end diversified management investment company.

                             ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1998.

                             SECURITY TRANSACTIONS AND INVESTMENT INCOME.
                             Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Fund.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, the contract owner is treated as the owner of the underlying Fund shares with respect to purchase payments made after December 31, 1980, except in the case of individual retirement annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan issued before September 26, 1981 ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and Qualified Contracts, KILICO is treated as the owner of the underlying Fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable to Fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

NOTES TO COMBINED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
2    SUMMARY                 Investments, at cost, at December 31, 1998, are as
     OF INVESTMENTS          follows (in thousands):


                                                                                SHARES
                                                                                OWNED         COST
                             -----------------------------------------------------------------------
                             -----------------------------------------------------------------------
                             INVESTMENTS
                             -----------------------------------------------------------------------
                             Kemper Total Return Fund                             709        $ 6,631
                             Kemper Growth Fund                                   369          5,063
                             Kemper Income and Capital Preservation Fund          100            830
                             Zurich Money Market Fund                           5,274          5,274
                             Kemper High Yield Fund                               201          1,600
                             Kemper Diversified Income Fund                        38            244
                             Kemper U.S. Government Securities Fund               113            982
                             -----------------------------------------------------------------------
                             TOTAL INVESTMENTS                                               $20,624
                             -----------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment-grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             ZURICH MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

CONTINUED

NOTES TO COMBINED FINANCIAL STATEMENTS


                             KEMPER DIVERSIFIED INCOME FUND: This Fund invests primarily in fixed-income securities and dividend paying common stocks and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------
3     TRANSACTIONS WITH      KILICO assumes the mortality risks associated with
      AFFILIATES             the annuity contracts and incurs all expenses
                             involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum.
                             Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Funds which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------
4     NET TRANSFERS (TO)     Net transfers (to) from affiliate or divisions
      FROM AFFILIATE OR      include transfers of all or part of the contract
      DIVISIONS              owner's interest to or from another Fund or to the
                             general account of KILICO.


--------------------------------------------------------------------------------
5     CONTRACT OWNERS'       The contract owners' equity is affected by the
      EQUITY                 investment results of each Fund and contract
                             charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS

                             Contract owners' equity at December 31, 1998, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                                CONTRACT
                                                                                          NUMBER      UNIT       OWNERS'
                                         SEPARATE ACCOUNT FUND DIVISION                   OF UNITS    VALUE      EQUITY
                                         ------------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
                                          KEMPER TOTAL RETURN FUND
                                         -----------------------------------------------------------------------------
                                          Qualified                                          996     $7.562    $ 7,530
                                          Nonqualified                                         6      7.567         44
                                         ------------------------------------------------------------------------------
                                                                                                                 7,574
                                         ------------------------------------------------------------------------------

                                         ------------------------------------------------------------------------------
                                          KEMPER GROWTH FUND
                                         ------------------------------------------------------------------------------
                                          Qualified                                          613      8.777      5,380
                                          Nonqualified                                        12      8.754        105
                                         ------------------------------------------------------------------------------
                                                                                                                 5,485
                                         ------------------------------------------------------------------------------

                                         ------------------------------------------------------------------------------
                                          KEMPER INCOME AND CAPITAL PRESERVATION FUND
                                         ------------------------------------------------------------------------------
                                          Qualified                                          168      5.182        868
                                         ------------------------------------------------------------------------------

                                         ------------------------------------------------------------------------------
                                          ZURICH MONEY MARKET FUND
                                         ------------------------------------------------------------------------------
                                          Qualified                                        1,579      3.138      4,954
                                         ------------------------------------------------------------------------------
                                          Nonqualified                                        99      3.138        311
                                         ------------------------------------------------------------------------------
                                                                                                                 5,265
                                         ------------------------------------------------------------------------------

                                         ------------------------------------------------------------------------------
                                          KEMPER HIGH YIELD FUND
                                         ------------------------------------------------------------------------------
                                          Qualified                                          230      6.217      1,431
                                          Nonqualified                                        20      6.380        128
                                         ------------------------------------------------------------------------------
                                                                                                                 1,559
                                         ------------------------------------------------------------------------------

                                         ------------------------------------------------------------------------------
                                          KEMPER DIVERSIFIED INCOME FUND
                                         ------------------------------------------------------------------------------
                                          Qualified                                           63      3.469        218
                                         ------------------------------------------------------------------------------

                                         ------------------------------------------------------------------------------
                                          KEMPER U.S. GOVERNMENT SECURITIES FUND
                                         ------------------------------------------------------------------------------
                                          Qualified                                          194      4.595        893
                                          Nonqualified                                        20      4.775         97
                                         ------------------------------------------------------------------------------
                                                                                                                   990
                                         ------------------------------------------------------------------------------
                                            TOTAL CONTRACT OWNERS' EQUITY                                      $21,959
                                         ------------------------------------------------------------------------------

NOTES

                                                                           NOTES

Distributed by

Investors Brokerage Services, Inc.


                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
[KEMPER LOGO]                   Long Grove, IL 60049

                                             [RECYCLED LOGO]
Policy Form Series L-5672, L-5454 & L-5797   PRINTED ON RECYCLED PAPER.  L-5759
(2/99)1042